UNITED STATES
       SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                         FORM 13F

                     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2013

Check here if amended: [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] add new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      	First Washington Corporation
Address:		601 Union Street, Suite 3701
          		Seattle, WA  98101

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David D. Lewis
Title:   	Chief Compliance Officer
Phone No.:  206-624-8320

Signature, Place, and Date of Signing:

   David D. Lewis      Seattle, Washington            May 14, 2013

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                               Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      75

Form 13F Information Table Value Total:      $ 98,036,470

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                    FORM 13F INFORMATION TABLE

Column 1                            COLUMN 2            COLUMN 3  COLUMN 4  COLUMN 5          COLUMN 6COLUMNCOLUMN 8
                                                                  VALUE     SHRS OR    SH/PRN INVESTME OTHERVOTING AUTHORITY
NAME OF ISSUER                      TITLE CLASS        CUSIP      (x$1000)  PRN AMT   PUT/CALLDISCRET. MANAGSOLE  SHARED   NONE
--------                            --------          --------    --------  -----     -----   -----   ----- ----- ----- -----
APPLE                               COM               037833100         2347      5301        SOLE                             5301
AUTODESK INC                        COM               052769106         1301     31550        SOLE                            31550
AVISTA CORP                         COM               05379B107         6616    241460        SOLE                           241460
BANK AMER CORP                      COM               060505104           12      1000        SOLE                             1000
BANNER CORP                         COM NEW           06652V208         2492     78281        SOLE                            78281
BAZAARVOICE INC                     COM               073271108          558     76200        SOLE                            76200
BE AEROSPACE INC                    COM               073302101         3869     64176        SOLE                            64176
BERKSHIRE HATHAWAY                  CL A              084670108          156         1        SOLE                                1
BOEING CO                           COM               097023105            3        30        SOLE                               30
C&J ENERGY SVCS INC                 COM                12467B304        1997     87220        SOLE                            87220
CALLIDUS SOFTWARE INC               COM               13123E500         2078    454600        SOLE                           454600
CAMERON INTERNATIONAL CORP          COM               13342B105         2272     34840        SOLE                            34840
CAPITAL SR LIVING                   COM               140475104         3866    146270        SOLE                           146270
CATERPILLAR INC                     COM               149123101            9       100        SOLE                              100
CHINAEDU CORP                       SPON ADR          16945L107           24      3400        SOLE                             3400
CISCO SYSTEMS                       COM               17275R102          313     15000        SOLE                            15000
CME GROUP INC                       COM               12572Q105          149      2425        SOLE                             2425
COSTCO WHSL CORP                    COM               22160K105           30       280        SOLE                              280
CURENCYSHARES                       EURO SHS          23130C108           13       100        SOLE                              100
DELAWARE INV MN MUN INC FD I        COM               24610V103          241     15400        SOLE                            15400
8X8 INC NEW                         COM               282914100         2257    329445        SOLE                           329445
EMAGIN CORP                         COM NEW           29076N206         2641    770000        SOLE                           770000
FIDELITY NATL INFORMATION SV        COM               31620M106           22       565        SOLE                              565
FLEXSTEEL INDS INC                  COM               339382103          685     27680        SOLE                            27680
FLOTEK INDS INC DEL                 COM               343389102         1305     79820        SOLE                            79820
FORD MTR CO DEL                     COM PAR $0.01     345370860         1790    136140        SOLE                           136140
FORTINET INC                        COM               34959E109          806     34050        SOLE                            34050
GENTHERM INC                        COM               37253A103         2609    159310        SOLE                           159310
GOLDCORP INC NEW                    COM                  380956409      1587     47200        SOLE                            47200
GOOGLE                              CL A              38259P508         2040      2569        SOLE                             2569
HOMESTREET INC                      COM               43785V102          134      6000        SOLE                             6000
INTEL CORP                          COM               458140100         3104    142170        SOLE                           142170
ISHARES INC                         MSCI CDA INX      464286509           71      2500        SOLE                             2500
ISHARES TR                          FTSE CHINA25 IDX  464287184          150      4050        SOLE                             4050
ISHARES TR                          S&P 500 INDEX     464287200          173      1100        SOLE                             1100
ISHARES TR                          MSCIEMERGMKT      464287234         1567     36630        SOLE                            36630
ISHARES TR                          MSCI EAFE         464287465         1336     22660        SOLE                            22660
ISHARES TR                          RUSSELL MCP VL    464287473          289      5076        SOLE                             5076
ISHARES TR                          MSCI ACWI EX         464288240       110      2575        SOLE                             2575
ISHARES TR                          BARCLYS 1-3YR CR  464288646          507      4800        SOLE                             4800
JOHNSON & JOHNSON                   COM               478160104           28       345        SOLE                              345
KBR INC                             COM               48242W106         2156     67200        SOLE                            67200
KROGER CO                           COM               501044101            5       148        SOLE                              148
LEVEL 3 COMMUNICATIONS INC          COM NEW            52729N308        2097    103336        SOLE                           103336
LSI CORPORATION                     COM                502161102        1889    278600        SOLE                           278600
M & T BK CORP                       COM               55261F104           62       600        SOLE                              600
MCDERMOTT INT'L INC.                COM               580037109         1497    136200        SOLE                           136200
MEDTRONIC INC                       COM               585055106           87      1849        SOLE                             1849
MERCK & CO INC NEW                  COM               58933Y105           37       837        SOLE                              837
METLIFE INC                         COM               59156R108           16       422        SOLE                              422
MICROSOFT CORP                      COM               594918104         2997    104775        SOLE                           104775
MICRON TECHNOLOGY INC               COM               595112103         1564    156800        SOLE                           156800
MYR GROUP INC                       COM               55405W104         2686    109380        SOLE                           109380
NORDSTROM INC                       COM               655664100          437      7905        SOLE                             7905
NORTHWEST NAT GAS CO                COM               667655104         5550    126659        SOLE                           126659
OMEROS CORP                         COM               682143102            8      2000        SOLE                             2000
PACCAR INC                          COM               693718108         2988     59105        SOLE                            59105
PACIFIC PREMIER BANCORP             COM               69478X105          471     35800        SOLE                            35800
PONIARD PHARMACEUTICALS INC         COM PAR $0.02      732449400           0        65        SOLE                               65
PROCERA NETWORKS INC                COM NEW            74269U203        1497    125935        SOLE                           125935
RAYONIER INC                        COM               754907103         2369     39700        SOLE                            39700
RED LION HOTELS CORP                COM               756764106         4193    589800        SOLE                           589800
RESOLUTE FST PRODS INC              COM               76117W109         2239    138360        SOLE                           138360
SHUTTERFLY INC                      COM                82568P304        1732     39210        SOLE                            39210
SOUTHWEST AIRLS CO                  COM                  844741108      2008    148980        SOLE                           148980
SPDR TR                             UNIT SER 1        78462F103         2454     15665        SOLE                            15665
TESLA MTRS INC                      COM               88160R101           76      2000        SOLE                             2000
TW TELECOM INC                      COM               87311L104         1623     64450        SOLE                            64450
U S AIRWAYS GROUP INC               COM               90341W108           34      2000        SOLE                             2000
VANGUARD SPECIALIZED PORTFOL        DIV APP ETF       921908844           10       150        SOLE                              150
VERIZON COMMUNICATIONS INC          COM               92343V104         1959     39850        SOLE                            39850
VITESSE SEMICONDUCTOR CORP          COM NEW           928497304          850    393400        SOLE                           393400
WISDOMTREE TRUST                    EMERG MKTS ETF    97717W315          184      3349        SOLE                             3349
WISDOMTREE TRUST                    DIV EX-FINL FD    97717W406           17       282        SOLE                              282
ZILLOW                              CL A              98954A107          687     12560        SOLE                            12560
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